Income Taxes Income Taxes (Summary of Valuation Allowance) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	$ 491
Valuation Allowance	(220)	$ (200)
Deferred Asset (Liability), net	271	$ 220
United States
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	404
Valuation Allowance	(177)
Deferred Asset (Liability), net	227
United Kingdom
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	14
Valuation Allowance	0
Deferred Asset (Liability), net	14
Australia
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	22
Valuation Allowance	0
Deferred Asset (Liability), net	22
Canada
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	22
Valuation Allowance	(21)
Deferred Asset (Liability), net	1
Other
Valuation Allowance [Line Items]
Net Gross Deferred Asset (Liability)	29
Valuation Allowance	(22)
Deferred Asset (Liability), net	$ 7